STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended				120 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012
Cash flows from operating activities :
Net loss	$ (12,880,000)		$ (10,219,000)	[1]	$ (88,883,000)	[1]
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	147,000
(Gain) Loss on disposal of equipment	(8,000)
Non-cash share-based compensation	968,000
Fair value of common stock warrants issued in exchange for services	13,000
Fair value of common stock issued in exchange for patent and technology rights	6,173,000				6,173,000	[1]
Fair value of Parent Company's common stock issued in exchange for licensing rights					3,954,000	[1]
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(26,000)
Accounts payable	29,000
Due to former Parent Company	597,000
Accrued expenses and other current liabilities	223,000
Deferred revenue	(298,000)
Net cash used in operating activities	(5,062,000)
Cash flows from investing activities:
Cash paid for purchase of equipment and furnishings	(15,000)
Proceeds from disposal of equipment and furnishings	33,000
Cash refunded (paid) for lease deposit	(2,000)
Net cash provided by (used) in investing activities	16,000
Cash flows from financing activities:
Cash contributions from Parent Company, net	699,000
Proceeds from the issuance of Series A convertible preferred stock	8,500,000
Proceeds from issuance of convertible notes payable	500,000
Repayments of capital lease obligations	(29,000)
Net cash provided by financing activities	9,670,000
Net (decrease) increase in cash and cash equivalents	4,624,000
Cash and cash equivalents at the beginning of period	503,000
Cash and cash equivalents at end of period	5,127,000		503,000		5,127,000
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	30,000
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability upon elimination of obligation			9,249,000
Conversion of Series A convertible preferred stock into common stock	224,000
Fair value of Series A convertible preferred stock beneficial conversion feature	9,500,000
Accretion of Series A convertible preferred stock	9,500,000
Fair value of Series A convertible preferred stock dividends	3,315,000
Conversion of notes payable into Series A convertible preferred stock	1,000,000
Predecessor [Member]
Cash flows from operating activities :
Net loss			(10,219,000)	[2]	(88,883,000)	[2]
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense			163,000	[2]	811,000	[2]
(Gain) Loss on disposal of equipment			40,000	[2]	44,000	[2]
Non-cash rent expense				[2]	29,000	[2]
Accretion and receipt of bond discount				[2]	35,000	[2]
Non-cash share-based compensation			2,109,000	[2]	18,934,000	[2]
Loss on exchange of Parent Company derivatives			900,000	[2]	900,000	[2]
Fair value of common stock warrants issued in exchange for services				[2]	13,000	[2]
Fair value of common stock issued in exchange for patent and technology rights				[2]	6,173,000	[2]
Fair value of Parent Company's shares mandatorily redeemable for cash upon exercise of warrants				[2]	(785,000)	[2]
Fair value of Parent Company common stock and common stock warrants issued in exchange for services			114,000	[2]	2,689,000	[2]
Change in fair value of derivatives of Parent Company issued in connection with various equity financings			(3,413,000)	[2]	(5,604,000)	[2]
Fair value of Parent Company's common stock issued in exchange for licensing rights				[2]	3,954,000	[2]
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(20,000)	[2]	(196,000)	[2]
Accounts payable			(337,000)	[2]	416,000	[2]
Due to former Parent Company				[2]	390,000	[2]
Accrued expenses and other current liabilities			(142,000)	[2]	1,403,000	[2]
Deferred revenue			816,000	[2]	518,000	[2]
Net cash used in operating activities			(9,989,000)	[2]	(59,159,000)	[2]
Cash flows from investing activities:
Change in restricted cash			(53,000)	[2]	(53,000)	[2]
Purchase of short-term investments				[2]	(37,532,000)	[2]
Maturities of short-term investments				[2]	37,497,000	[2]
Cash paid for purchase of equipment and furnishings			(59,000)	[2]	(760,000)	[2]
Proceeds from disposal of equipment and furnishings					32,000	[2]
Cash refunded (paid) for lease deposit					(47,000)	[2]
Net cash provided by (used) in investing activities			(112,000)	[2]	(863,000)	[2]
Cash flows from financing activities:
Cash contributions from Parent Company, net			3,330,000	[2]	55,923,000	[2]
Proceeds from the issuance of Series A convertible preferred stock				[2]	8,500,000	[2]
Proceeds from issuance of convertible notes payable			500,000	[2]	1,000,000	[2]
Repayments of capital lease obligations			(117,000)	[2]	(274,000)	[2]
Net cash provided by financing activities			3,713,000	[2]	65,149,000	[2]
Net (decrease) increase in cash and cash equivalents			(6,388,000)	[2]	5,127,000	[2]
Cash and cash equivalents at the beginning of period			6,891,000	[2]
Cash and cash equivalents at end of period	5,127,000	[2]	503,000	[2]	5,127,000	[2]
Supplemental disclosure of cash flow information:
Cash received during the period for interest				[2]	724,000	[2]
Cash paid during the period for interest			1,000	[2]	38,000	[2]
Supplemental disclosure of non-cash investing and financing activities:
Settlement of corporate formation expenses in exchange for Parent Company common stock				[2]	978,000	[2]
Fair value of derivatives issued in connection with Parent Company common stock	14,051,000	[2]	8,722,000	[2]	14,051,000	[2]
Fair value of Parent Company shares mandatorily redeemable for cash upon exercise of warrants				[2]	785,000	[2]
Allocation of management expenses				[2]	551,000	[2]
Equipment and furnishings exchanged for Parent Company common stock				[2]	48,000	[2]
Equipment and furnishings acquired through capital lease			80,000	[2]	277,000	[2]
Non-cash lease deposit				[2]	50,000	[2]
Value of Parent Company restricted stock units and common stock issued in lieu of bonuses included in accrued expenses			427,000	[2]	427,000	[2]
Value of Parent Company restricted stock units issued in lieu of cash bonuses				[2]	207,000	[2]
Reclassification of derivative liability upon elimination of obligation			9,249,000	[2]	9,249,000	[2]
Fair value of Parent Company stock options modified			960,000	[2]	960,000	[2]
Conversion of Series A convertible preferred stock into common stock				[2]	224,000	[2]
Fair value of Series A convertible preferred stock beneficial conversion feature				[2]	9,500,000	[2]
Accretion of Series A convertible preferred stock				[2]	9,500,000	[2]
Fair value of Series A convertible preferred stock dividends				[2]	3,315,000	[2]
Conversion of notes payable into Series A convertible preferred stock				[2]	$ 1,000,000	[2]

[1]	The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.
[2]	The statements of cash flow for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.